UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23040

Triloma EIG Energy Income Fund

(Exact name of registrant as specified in charter)

201 North New York Avenue, Suite 200

Winter Park, Florida 32789

(Address of principal executive offices) (Zip code)

NATIONAL REGISTERED AGENTS, INC.

160 Greentree Drive, Suite 101

Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code: (407) 636-7115

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Triloma EIG Energy Income Fund

Investment Portfolio Overview (Unaudited)

The information contained in this section should be read in conjunction with the following attached Schedule of Investments.

The following table summarizes the composition of the Fund’s investment portfolio, excluding Short Term Investments, by investment type at fair value and enumerates the percentage, by fair value as of March 31, 2018:

Asset Types	Fair Value	Percentage of Portfolio
Senior Secured Debt	$ 13,699,061	58.2%

Senior Unsecured Debt	8,251,676	35.0%

Equity/Other	1,601,132	6.8%

The table below describes investments by industry sub-sectors and enumerates the percentage, by fair value, of the total portfolio assets in such industry sub-sectors, excluding Short Term Investments, as of March 31, 2018:

Sub-Sectors	Fair Value	Percentage of Portfolio
Upstream	$ 11,967,672	50.8%

Midstream	6,482,031	27.5%

Renewables	2,673,382	11.4%

Power	1,730,581	7.3%

Downstream	698,203	3.0%

The table below describes investments by country and enumerates the percentage, by fair value, of the total portfolio assets in such countries, excluding Short Term Investments, as of March 31, 2018:

Country	Fair Value	Percentage of Portfolio
United States	$ 21,744,303	92.3%

Congo-Brazzaville	864,025	3.7%

Kazakhstan	555,810	2.4%

United Kingdom	387,731	1.6%

Triloma EIG Energy Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Company	Sub-Sector	Asset Type	Interest Rate	Base Rate Floor	Maturity/ Expiration Date	Principal (a)/Shares	Cost (b)(c)	Fair Value	% of Net Assets
Congo-Brazzaville — 3.4%
New Age, Ltd. (d)(e)(f)	Upstream	Senior Secured Debt (g)	15.00%	-	06/28/2020	$862,447	$847,650	$853,823	3.3%
		Warrant (h)(i)	N/A	-	06/28/2026	17,292	20,831	10,202	0.1%

Total Congo-Brazzaville							868,481	864,025	3.4%

Kazakhstan — 2.2%
Tengizchevroil Finance Company International LTD (j)	Upstream	Senior Secured Debt	4.00%	-	08/15/2026	582,000	567,096	555,810	2.2%

Total Kazakhstan							567,096	555,810	2.2%

United Kingdom — 1.5%
Bioenergy Infrastructure Holdings, Ltd. (d)(e)(f)(k)	Renewables	Senior Secured Debt	L + 7.25%	1.00%	12/22/2022	391,648	390,259	387,731	1.5%

Total United Kingdom							390,259	387,731	1.5%

United States — 85.5%
AES Corp.	Power	Senior Unsecured Debt	6.00%	-	05/15/2026	261,000	263,776	274,702	1.1%
Aethon United LP (d)(e)(f)(k)	Upstream	Senior Secured Debt	L + 6.75%	1.00%	09/08/2023	1,306,250	1,269,905	1,293,188	5.1%
AmeriGas Partners LP Fin Corp.	Downstream	Senior Unsecured Debt	5.63%	-	05/20/2024	454,000	458,268	451,163	1.8%
		Senior Unsecured Debt	5.50%	-	05/20/2025	256,000	259,880	247,040	1.0%
ARB Midstream LLC (d)(e)(f)(k)	Midstream	Senior Secured Debt	L + 7.25%	1.00%	11/06/2021	2,036,364	1,985,389	2,016,000	7.9%
Archrock Partners LP/Fin	Midstream	Senior Unsecured Debt	6.00%	-	04/01/2021	279,000	275,559	279,349	1.1%
		Senior Unsecured Debt	6.00%	-	10/01/2022	440,000	440,546	436,700	1.7%
Calpine Corp.	Power	Senior Unsecured Debt	5.75%	-	01/15/2025	766,000	748,710	700,890	2.8%
Covanta Holding Corp.	Renewables	Senior Unsecured Debt	5.88%	-	03/01/2024	428,000	422,438	419,440	1.6%
		Senior Unsecured Debt	5.88%	-	07/01/2025	192,000	191,766	186,240	0.7%
Enviva Partners, LP	Renewables	Senior Unsecured Debt	8.50%	-	11/01/2021	872,000	923,815	922,140	3.6%
Felix Investments Holdings (d)(e)(f)(k)	Upstream	Senior Secured Debt	L+6.50%	1.00%	08/09/2022	1,266,667	1,246,810	1,254,000	4.9%
Fortis Mineral Intermediate Holdings, LLC (d)(e)(f)(k)	Upstream	Senior Secured Debt	L+6.25%	-	02/16/2025	600,000	586,644	594,000	2.3%
Genesis Energy L.P.	Midstream	Senior Unsecured Debt	5.63%	-	06/15/2024	1,225,000	1,203,689	1,154,563	4.5%
Holly Energy Partners LP (j)	Midstream	Senior Unsecured Debt	6.00%	-	08/01/2024	583,000	608,714	594,660	2.3%
Matador Resources, Co	Upstream	Senior Unsecured Debt	6.88%	-	04/15/2023	326,000	342,726	339,040	1.3%
Northeast Natural Energy, LLC (d)(e)(f)(k)	Upstream	Senior Secured Debt	L+8.00%	-	03/02/2022	1,325,000	1,310,024	1,311,750	5.2%
NRG Energy Inc.	Power	Senior Unsecured Debt	6.25%	-	05/01/2024	733,000	730,736	754,989	3.0%
NRG Yield Operating LLC	Renewables	Senior Unsecured Debt	5.38%	-	08/15/2024	755,000	765,569	757,831	3.0%

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Company	Sub-Sector	Asset Type	Interest Rate	Base Rate Floor	Maturity/ Expiration Date	Principal (a)/Shares	Cost (b)(c)	Fair Value	% of Net Assets
United States (continued)
Rosehill Operating Company, LLC (d)(e)(f)	Upstream	Senior Secured Debt	10.00%	-	01/31/2023	$1,066,667	$1,036,163	$1,056,000	4.2%
		Preferred Stock (g)(l)	10.00%	-		1,607,000	1,606,665	1,590,930	6.3%
RSP Permian (j)	Upstream	Senior Unsecured Debt	5.25%	-	01/15/2025	709,000	721,083	732,929	2.9%
Sabine Pass Liquefaction	Midstream	Senior Secured Debt	5.63%	-	04/15/2023	1,874,000	2,061,174	2,000,759	7.9%
SilverBow Resources (d)(e)(f)(k)	Upstream	Senior Secured Debt	L+7.50%	1.00%	12/15/2024	2,400,000	2,353,361	2,376,000	9.3%

Total United States							21,813,410	21,744,303	85.5%

Short Term Investments (US) — 14.2%
Fidelity Institutional Government Portfolio, 1.54% (m)	Short-Term	Money Market	N/A	-		1,819,705	1,819,705	1,819,705	7.1%
Invesco Short Term Investments Trust Government & Agency Portfolio, 1.58% (m)	Short-Term	Money Market	N/A	-		1,819,705	1,819,705	1,819,705	7.1%

Total Short Term Investments							$3,639,410	3,639,410	14.2%

Total Investments							$27,278,656	$27,191,279	106.8%
Other Assets and Liabilities								(1,741,795)	(6.8)%

Total Net Assets								$25,449,484	100.0%

Shares Outstanding								952,519
Net Asset Value Per Common Share								$26.72

Portfolio Composition

ASSET TYPE	% of Net Assets
Senior Secured Debt	53.8%

Senior Unsecured Debt	32.4%

Equity/Warrants	6.4%

Money Market	14.2%

Other Assets and Liabilities	(6.8)%
100.0%

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

As of March 31, 2018, the Fund’s investments were categorized as follows in the fair valuation hierarchy:

Investments in Securities	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
United States	$3,639,410	$10,252,435	$11,491,868	$25,383,713
Congo-Brazzaville	—	—	864,025	864,025
Kazakhstan	—	555,810	—	555,810
United Kingdom	—	—	387,731	387,731

Total Investments in Securities	$3,639,410	$10,808,245	$12,743,624	$27,191,279

The following is a reconciliation of the investments in which significant unobservable inputs were used in determining value:

Investment in Securities	Beginning Balance at December 31, 2017	Purchases	Sales (n)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (o)	Net Transfers into (out of) Level 3	Ending Balance at March 31, 2018	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2018 (o)
Congo-Brazzaville	$1,041,778	$-	$-	$1,173	$-	$(178,926)	$-	$864,025	$(178,926)
United Kingdom	309,726	81,922	-	59	-	(3,976)	-	387,731	(3,976)
United States	10,660,120	890,163	-	7,684	-	(66,099)	-	11,491,868	(66,099)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of March 31, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Investments in Securities	Fair Value at March 31, 2018	Valuation Techniques	Significant Unobservable Inputs	Ranges (Average)	Impact to valuation from an increase in input
Congo-Brazzaville	$864,025	Market Price Black-Scholes	Contractual Terms Risk Free Rate Volatility Rate	99.00 2.09% 65.0%-85.0% (80.5%)	Decrease Increase Increase
United Kingdom	387,731	Market Price	Contractual Terms	99.00	Decrease
United States	11,491,868	Market Price	Contractual Terms	99.00	Decrease

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

(a) Denominated in U.S. Dollars, unless otherwise noted.

(b) Cost represents amortized cost for debt securities, cost plus capitalized payment-in-kind distributions on the debt securities and cost for all other types of investments.

(c) Aggregate cost for federal income tax purposes is $27,278,656. Aggregate gross unrealized appreciation and depreciation for all securities is $169,630 and $(257,007), respectively. Net unrealized depreciation for tax purposes is $(87,377).

(d) Securities are categorized as Level 3 securities under the fair valuation hierarchy. The total value of Level 3 securities is 50.1% of the Fund’s Net Assets.

(e) Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2018, total aggregate fair value of investments is $12,743,624, representing 50.1% of the Fund’s net assets.

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

(f) Restricted securities held by the Fund as of March 31, 2018 are as follows:

Country	Company	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Congo-Brazzaville	New Age, Ltd.	1/20/17	$820,333	$822,332	3.2%
		6/28/17	20,736	20,529	0.1%
		12/28/17	21,378	21,164	0.1%
United Kingdom	Bioenergy Infrastructure Holdings, Ltd.	2/16/17	161,998	161,999	0.6%
		5/16/17	17,924	17,745	0.1%
		8/15/17	106,218	105,155	0.4%
		11/15/17	21,949	21,729	0.1%
		2/16/18	81,922	81,103	0.3%
United States	Aethon United LP	9/8/17	1,267,063	1,293,188	5.1%
United States	ARB Midstream LLC	11/6/17	1,975,273	2,016,000	7.9%
United States	Felix Investments Holdings	8/9/17	1,244,500	1,254,000	4.9%
United States	Fortis Mineral Intermediate Holdings, LLC	2/16/18	586,500	594,000	2.3%
United States	Northeast Natural Energy, LLC	3/2/17	614,744	618,750	2.4%
		5/26/17	148,500	148,500	0.6%
		8/15/17	123,750	123,750	0.5%
		11/22/17	123,750	123,750	0.5%
		2/2/18	173,250	173,250	0.7%
		3/21/18	123,750	123,750	0.5%
United States	Rosehill Operating Company, LLC	12/8/17	2,634,667	2,640,000	10.5%
		3/20/18	6,663	6,930	0.0%
United States	SilverBow Resources	12/15/17	2,352,000	2,376,000	9.3%

			$12,626,868	$12,743,624	50.1%

(g) Payment-In-Kind. Income may be received in additional securities and/or cash. Rates are the minimum interest rate to be received in cash and the maximum possible payment-in-kind rate, as of March 31, 2018.

Country	Company	Cash Rate	Payment In-Kind Rate
Congo-Brazzaville	New Age, Ltd.	10.00%	5.00%
United States	Rosehill Operating Company, LLC	6.00%	4.00%

(h) Non income producing.

(i) Warrants have exercise price of $3.41

(j) Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption form, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the value of the Regulation S security is $1,883,399, representing 7.4% of the Fund’s net assets.

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund

Schedule of Investments

March 31, 2018 (Unaudited)

  (k) The interest rate on these senior secured debt holdings are subject to a base lending rate plus a spread. As of March 31, 2018, the rates are as follows:

Country	Company	Reference Rate	Current Rate
United Kingdom	Bioenergy Infrastructure Holdings, Ltd.	3 month Libor + 7.25%	9.14%
United States	Aethon United LP	3 month Libor + 6.75%	8.46%
United States	ARB Midstream LLC	3 month Libor + 7.25%	9.04%
United States	Felix Investments Holdings	3 month Libor + 6.50%	8.30%
United States	Fortis Mineral Intermediate Holdings, LLC	3 month Libor + 6.25%	8.10%
United States	Northeast Natural Energy, LLC	3 month Libor + 8.00%	10.02%
United States	SilverBow Resources	3 month Libor + 7.50%	9.62%

  (l) Series B, redeemable after January 31, 2023

  (m) Rates disclosed reflect the 1-day yield at March 31, 2018.

  (n) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

  (o) Any difference between net change in unrealized appreciation/(depreciation) on investments held at March 31, 2018, may be due to an investment no longer held as a Level 3 or transferred into/out of Level 3.

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund

Notes to the Schedule of Investments

March 31, 2018 (Unaudited)

Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of their financial instruments using various pricing services or independent broker-dealers under policies approved by the Board. Under the delegation of the Board, the Advisor has formed a committee to develop pricing policies and procedures and to oversee the pricing function for all financial instruments.

The Board has delegated the day-to-day responsibility for applying and administering the Fund’s valuation policy (“Valuation Policy”) to a valuation committee (“Valuation Committee”), comprised of certain officers of the Funds and other employees of the Advisor with the assistance and support of the Sub-Advisor. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Valuation Policy to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, the Valuation Policy and independent pricing services can change from time to time as approved by the Board, as deemed necessary or changes in industry best practices.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

●	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines such method does not represent fair value.

●	Money Market funds are permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value. Government money market funds value all security positions using amortized cost, which approximates fair value. The Fund holds all money market securities at their respective NAVs.

●	Warrants and rights which are listed on major security exchanges are valued at their last reported sales price as of the valuation date or, if there is no reported sale price, at the midpoint of the most recent quoted bid and ask prices at the close of business.

●	The Payable for the Line of Credit balance held by the Fund, located on the Statement of Assets and Liabilities approximates its fair value.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Advisor with the assistance of the Fund’s Sub-Advisor, or its delegates, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Advisor, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Advisor and Sub-Advisor, or its delegates, deem relevant and consistent with the principles of fair value measurement.

Various methods for calibrating valuation approaches for investments where an active market does not exist are used, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back testing, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity (including warrants and rights) or debt that are not considered marketable securities, the Advisor and Sub-Advisor generally fair values each investment using a discounted cash flow method by calculating the net present value of the projected cash flows from the investment over the period the investment is expected to be held. The discount rate applied is based on a risk-adjusted premium which reasonably reflects the risk of not achieving a return of capital on the investment within the stated term of the investment. Inherent also in this analysis is the assessment of the

Triloma EIG Energy Income Fund

Notes to the Schedule of Investments

March 31, 2018 (Unaudited)

probability of a payment default. In determining the appropriate discount rate for each investment, the company’s current and future financial prospects as well as inherent uncertainties in the timing of underlying cash flows and other information deemed pertinent including external engineering reports, comparable transactions and commodity prices are considered. The Sub-Advisor also develops commodity price decks, and reviewed by the Advisor, which reflect the market’s view on commodity prices over the term of an investment, by using actual historic and forecast forward price data. Average, rather than spot price, commodity inputs are considered more relevant valuation inputs as they are more closely aligned to the Fund’s long-term investment strategy. Commodity price inputs are expected to have a greater impact on the valuation of equity holdings and non-performing or under-performing loans. Commodity price inputs have only limited impact on the valuation of performing loans.

Where the Fund has access to price data for other securities or other investments or interest from multiple sources, a relative weighting is given to all such data (based on management’s assessment of the relevance and reliability of such data) as well as to the results of the discounted cash flow method described above in order to arrive at a valuation for the investment.

Where the date of acquisition of an investment is in the close proximity to the fair market value measurement date, the price at which such investment is closed or the par value of such investment is used as the primary determinant of fair market value.

The information received from private companies in the valuation of non-marketable investments is often not subject to the public company disclosure, timing and report standards held by the Fund. Typically, the most recently available information is as of a date that varies from the date the Fund calculates its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Hierarchy of Fair Value Inputs: In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●                 Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●                 Level 2 — Other significant observable inputs, which may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.; and

●                 Level 3 — Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Advisor in determining the price for Fair Valued Investments. Level 3 investments include non-marketable equity (including, warrants and rights) or debt. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Sub-Advisor and reviewed by the Advisor in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the end of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRILOMA EIG ENERGY INCOME FUND

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: May 4, 2018

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Chief Financial Officer

Date: May 4, 2018